Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - 3 months ended Mar. 31, 2015 - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interests
Beginning Balance at Dec. 31, 2014	$ 2,726.5	$ 0.2	$ 2,386.0	$ (467.1)	$ 1,570.5	$ (764.8)	$ 1.7
Net (loss) income	(176.6)	0.0	0.0	0.0	(176.6)	0.0	3.3
Net loss	(173.3)
Net change in unrealized losses on available-for-sale securities (net of $0.1 net tax benefit)	(0.2)	0.0	0.0	0.0	0.0	(0.2)	0.0
Net unrealized losses on cash flow hedges (net of $1.2 net tax benefit)	(55.7)	0.0	0.0	0.0	0.0	(55.7)	0.0
Postretirement plans and workers’ compensation obligations (net of $0.0 net tax benefit)	12.6	0.0	0.0	0.0	0.0	12.6	0.0
Foreign currency translation adjustment	(27.4)	0.0	0.0	0.0	0.0	(27.4)	0.0
Dividends paid	(0.7)	0.0	0.0	0.0	(0.7)	0.0	0.0
Share-based compensation for equity-classified awards	9.1	0.0	9.1	0.0	0.0	0.0	0.0
Employee stock purchases	2.0	0.0	2.0	0.0	0.0	0.0	0.0
Repurchase of employee common stock relinquished for tax withholding	(1.9)	0.0	0.0	(1.9)	0.0	0.0	0.0
Defined contribution plan share contribution	19.6	0.0	(1.4)	97.5	(76.5)	0.0	0.0
Distributions to noncontrolling interests	(1.5)	0.0	0.0	0.0	0.0	0.0	(1.5)
Ending Balance at Mar. 31, 2015	$ 2,509.1	$ 0.2	$ 2,395.7	$ (371.5)	$ 1,316.7	$ (835.5)	$ 3.5